ACCRUED EXPENSES (Details) $ in Millions, Rp in Billions	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 IDR (Rp)
ACCRUED EXPENSES
Operation, maintenance, and telecommunication service	Rp 6,424		Rp 5,813
Salaries and benefits	3,856		3,909
General, administrative, and marketing expenses	3,665		3,114
Interest and bank charges	247		243
Total	Rp 14,192	$ 882	Rp 13,079